Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents.
Cash and cash equivalents

6.           Cash and cash equivalents

Cash and cash equivalents are composed as follows:

	December 31,
	2025		2024		2023

Cash	Ps.	2,044,020	Ps.	1,655,065	Ps.	2,574,957
Cash equivalents:
Escrow account		947,895		—		—
Investments in securities		104,634		—		—
Fixed funds		1,543		1,300		1,299
	Ps.	3,098,092	Ps.	1,656,365	Ps.	2,576,256